Fair Value Measurements - Assumptions for Determining Fair Value of Derivatives Using Monte Carlo Simulation (Parenthetical) (Detail) (Warrants)	12 Months Ended
Dec. 31, 2012
Warrants
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Expected life of warrants, at inception	5 years